ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Voyage expenses	$ 11,204	$ 16,785
Ship operating expenses	17,968	12,208
Administrative expenses	4,570	695
Tax expenses	394	171
Interest expenses	4,433	4,691
Accrued expenses	$ 38,569	$ 34,550